FEDERATED INCOME SECURITES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 31, 2014

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE: Federated Income Securities Trust (“Registrant”)

Federated Capital Income Fund

Class A Shares

Class B Shares

Class C Shares

Class F Shares

Class R Shares

Institutional Shares

Federated Unconstrained Bond Fund

Class A Shares

Institutional Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectuses and Statements of Additional Information dated January 31, 2014, that would have been filed under Rule 497(c), does not differ from the form of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Registrant. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 138 on January 28, 2014.

If you have any questions regarding this certification, please contact me at (412) 288-7196.

Very truly yours,

/s/ Justine S. Patrick

Justine S. Patrick

Assistant Secretary